INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of allocation of federal and state income taxes between current and deferred portions
	Year Ended
	December 31,
	2015	2014
Federal:
Current	$1,411,154	$815,120
Deferred	(202,931)	71,545
	1,208,223	886,665

State:
Current	466,980	397,280
Deferred	266	76,653
	467,246	473,933

	$1,675,469	$1,360,598

Schedule of the Company's income tax expense differed from the maximum statutory federal rate
	Year Ended
	December 31,
	2015	2014
Expected income taxes	$2,209,628	$1,815,376
Income tax effect of:
State taxes, net of federal income tax benefit	277,177	278,391
Tax exempt interest, net	(613,220)	(586,302)
Income taxed at lower rates	(63,132)	(51,868)
Other	(134,984)	(94,999)

	$1,675,469	$1,360,598

Schedule of tax effects of principal temporary differences

	December 31,
	2015	2014
Deferred tax assets:
Allowance for loan losses	$2,286,438	$2,161,135
Deferred compensation	306,653	256,106
Accrued expenses	79,623	19,041
Purchase accounting adjustments for:
Loans	-	18,136
Securities	90,895	106,474
OREO writedowns and expenses	563,385	464,326
Other	107,467	367,148
	3,434,461	3,392,366

Deferred tax liabilities:
Federal Home Loan Bank stock	(177,613)	(293,580)
Core deposit intangible	(53,605)	(76,164)
Mortgage servicing rights	(431,058)	(373,757)
Unrealized gain on securities available for sale	(254,456)	(115,890)
Purchase accounting adjustments for:
Premises and equipment	(272,023)	(278,376)
Federal Home Loan Bank advances	(1,754)	(4,762)
Premises and equipment	(184,571)	(254,555)
	(1,375,080)	(1,397,084)

Net deferred taxes	$2,059,381	$1,995,282